Earnings/(Loss) per share	12 Months Ended
Dec. 31, 2022
Earnings per share from continuing operations
Earnings/(Loss) per share

Note 38.      Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Gain / (loss) per share	2022	2021	2020
Net gain / (loss) attributable to WISeKey International Holding AG (USD'000)	(27,475)	(20,340)	(28,659)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments (USD'000)	n/a	n/a	n/a
Shares used in net gain / (loss) per share computation:
Weighted average shares outstanding - basic	112,402,975	71,642,457	42,785,300
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	112,402,975	n/a	n/a
Net gain / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	(0.24)	(0.28)	(0.67)
Diluted weighted average loss per share attributable to WIHN (USD)	(0.24)	(0.28)	(0.67)

For purposes of the diluted net loss per share calculation, stock options, convertible instruments and warrants are considered potentially dilutive securities and are excluded from the calculation of diluted net loss per share, because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the year ended December 31, 2022 due to the Group’s net loss position.

The following table shows the number of stock equivalents that were excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2022	2021	2020
Total stock options	6,762,559	3,171,936	1,333,434
Total convertible instruments	8,686,533	14,754,955	20,369,716
Total number of shares from dilutive vehicles with anti-dilutive effect	15,449,092	17,926,891	21,703,150